Note 21 - Assets Classified as Held for Sale (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Assets held for sale [text block]
		Year Ended June 30
(US dollars in thousands)	% Owned	2022	2021	2020
Caret, LLC (formerly Innovative Solar Ventures I, LLC)	50%	-	-	4,080
Kenshaw Solar Pty Ltd (formerly J.A. Martin Electrical Pty Limited) – ex-solar	100%	8,214	-	-
Total		8,214	-	4,080